Schedule of revenue by geography (Details) $ in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 11,447	$ 42,670	$ 41,082	$ 117,122	$ 200,506	$ 161,548
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	2,673		2,673
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 8,774	$ 42,670	$ 38,409	$ 117,122